DERIVATIVE INSTRUMENTS HEDGING AND NON-HEDGING ACTIVITIES (Details 7) (USD $)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Change in fair value of Linked Transactions included in earnings	$ 8,401,396	$ (16,000)	$ (21,333)	$ (75,551)	$ 19,466,902
Unrealized gain (loss) and net interest income from Linked Transactions	(154,913)	3,553,147	3,730,610	4,822,727	111,905
Linked Tansactions [Member]
Interest income attributable to RMBS underlying Linked Transactions	1,343,494	497,268	552,089	1,020,437	2,408,250
Interest expense attributable to linked repurchase agreement borrowings underlying Linked Transactions	(204,940)	(70,378)	(85,217)	(147,867)	(388,995)
Change in fair value of Linked Transactions included in earnings	(1,293,467)	3,126,257	3,263,738	3,950,157	(1,907,350)
Unrealized gain (loss) and net interest income from Linked Transactions	$ (154,913)	$ 3,553,147	$ 3,730,610	$ 4,822,727	$ 111,905